                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-05793

             Morgan Stanley Municipal Income Opportunities Trust II
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices)(Zip code)

                               Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: February 29, 2008

Date of reporting period: August 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Municipal Income Opportunities Trust II performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

INCOME EARNED BY CERTAIN SECURITIES IN THE PORTFOLIO MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

FUND REPORT

For the six months ended August 31, 2007

MARKET CONDITIONS


Strong fundamental and technical factors supported the municipal bond market throughout the first four months of the reporting period, helping it to outperform Treasuries. In July, however, various factors including growing fears about the contagion effect of the troubled subprime mortgage market, rising interest rates, and increasing market volatility fueled a flight-to-quality Treasury market rally. As a result, the performance of the municipal market waned, particularly the lower-rated, high-yield segment of the market, as investors fled to the relative safety of high-quality securities.

In the initial months of the reporting period, low prevailing interest rates drove investor demand for lower-rated, higher-yielding securities, which kept municipal credit spreads relatively tight. In the last several weeks of the period, however, as investors became more risk averse, spreads widened across the credit quality spectrum. The most significant widening occurred in the lower-rated segments of the market, where spreads on bonds rated BBB and below (including non-rated bonds) widened by roughly 40 to 50 basis points.

Demand for municipal bonds outpaced the available supply early in the period as institutional investors and non-traditional buyers such as hedge funds and arbitrage investors continued to flock to the market. In the latter months, as market liquidity began to dry up, institutional demand fell off and refunding activity, which had been robust, virtually halted. Although the supply of municipal bonds was declining as well, the decrease in demand put significant pressure on prices at the same time that the Treasury market was rallying. As a result, municipals underperformed Treasuries and the 30-year municipal-to-Treasury ratio, which measures the relative attractiveness of these two sectors, rose from 85 percent to 96 percent by the end of the period, indicating that municipals underperformed Treasuries while at the same time becoming cheaper (more attractive) on a relative basis.

Overall, municipal bond yields ended the period higher, but most of the yield increases occurred in the intermediate to long maturity portion of the yield curve. Representative yields on 30-year AAA rated municipal bonds rose from 3.97 percent at the start of the period to 4.62 percent by the end of August. Short-term municipal bond yields, however, were relatively unchanged with yields on one-year bonds rising from 3.56 percent to 3.60 percent. Accordingly, the spread between long-term and short-term yields, which began the period at 41 basis points, widened to 102 basis points by the end of the period, causing the slope of the municipal yield curve to shift from relatively flat to fairly steep.

PERFORMANCE ANALYSIS


For the six-month period ended August 31, 2007, the net asset value (NAV) of Morgan Stanley Municipal Income Opportunities Trust II (OIB) decreased from $9.30 to $8.76 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.24 per share, the Fund's total NAV return was -3.28 percent. OIB's value on the New York Stock Exchange (NYSE) moved from $9.14 to $8.44 per share during the same period. Based on this change plus reinvestment of dividends, the Fund's total market return was -5.18 percent. OIB's NYSE market price was at a 3.65 percent discount to its NAV. During the fiscal period, the Fund purchased and retired 22,200 shares of common stock at a weighted average market discount of 5.31 percent. Past performance is no guarantee of future results.

Monthly dividends for the third quarter of 2007, declared in June, were unchanged at $0.040 per share. The dividend reflects the current level of the Fund's net investment income. OIB's level of undistributed net investment income was $0.082 per share on August 31, 2007 versus $0.083 per share six months earlier.(1) All holdings were accruing interest at the end of the reporting period.

Our anticipation of higher interest rates led us to maintain the Fund's lower option-adjusted duration* through June. In July and August we began to gradually lengthen the duration to a more neutral stance. This defensive interest-rate positioning was additive to performance for the overall period as interest rates generally rose.

The Fund invests primarily in higher yielding municipal bonds. During the period, we slightly increased the Fund's exposure to these below investment-grade or non-rated issues, which represented more than two-thirds of assets by period end. This credit quality profile had a positive impact on performance for much of the period as the lower-rated segment of the market, boosted by strong demand and a limited supply, outperformed the investment-grade sector. In the last weeks of the period, however, the performance of lower-rated bonds waned and the sector underperformed higher-quality securities.

Another boost to the Fund's performance was its pre-refunded holdings, representing over 6 percent of net assets as of the end of the reporting period. These securities benefited from their short maturities in that they did not experience the sell-off that longer maturity bonds did when yields on the long end of the curve rose. Conversely, the Fund's exposure to the single family housing and tobacco sectors detracted from overall performance. Spreads in these sectors widened considerably during the period, dampening their performance.

Overall, the Fund's investments remained well-diversified across a broad range of sectors. As of the end of the period, sector exposure was relatively unchanged from six months earlier, with life care, hospital, and special tax districts representing the Fund's largest sector weightings.

OIB's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

----------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

(1) Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

   TOP FIVE SECTORS
   Retirement & Life Care Facilities                   28.9%
   Special Tax Districts                               15.3
   Hospital                                            14.9
   IDR/PCR*                                            13.1
   Refunded                                             6.4

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                              3.6%
   Aa/AA                                                1.2
   A/A                                                  2.2
   Baa/BBB                                             16.5
   Ba/BB or Less                                        8.2
   NR                                                  68.3

* Industrial Development/Pollution Control Revenue

Data as of August 31, 2007. Subject to change daily. All percentages for top five sectors are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of August 31, 2007


WEIGHTED AVERAGE MATURITY: 22 YEARS (a)

0-5                                                                               7.00
6-10                                                                              3.00
11-15                                                                             7.00
16-20                                                                            16.00
21-25                                                                            23.00
26-30                                                                            31.00
30+                                                                              12.00

(a) Where applicable maturities reflect mandatory tenders, puts and call dates.

    Portfolio structure is subject to change.

          Summary of Investments by State Classification as of 8/31/07

Alabama.............................     1.4%
Alaska..............................     0.3
California..........................     8.7
Colorado............................     3.2
Connecticut.........................     1.8
District of Columbia................     0.4
Florida.............................     7.4
Georgia.............................     1.4
Hawaii..............................     1.1
Illinois............................     6.3
Indiana.............................     1.5
Iowa................................     1.8
Kansas..............................     2.2
Maine...............................     0.4
Maryland............................     5.2
Massachusetts.......................     2.5
Michigan............................     1.8
Minnesota...........................     1.5
Missouri............................     1.9
Nevada..............................     4.0
New Hampshire.......................     2.1
New Jersey..........................     6.6
New Mexico..........................     0.8
New York............................     7.3
Oklahoma............................     0.7
Pennsylvania........................    11.2
South Carolina......................     1.9
Tennessee...........................     1.8
Texas...............................     5.3
Vermont.............................     1.5
Virginia............................     6.5
Washington..........................     1.3
Wisconsin...........................     1.3
                                       -----
Total Long-Term Investments+........   103.1
Short-term Investment...............     2.7
Liability for Floating Rate Note
 Obligations........................    (6.1)
Other Assets in Excess of
 Liabilities........................     0.3
                                       -----
Net Assets..........................   100.0%
                                       =====

---------------------

+ Does not include open short futures contracts with an underlying face amount of $7,377,563, with unrealized depreciation of $145,994.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of August 31, 2007


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

2007(a)                                                                           3.00
2008                                                                             11.00
2009                                                                              8.00
2010                                                                              2.00
2011                                                                              9.00
2012                                                                              5.00
2013                                                                             11.00
2014                                                                             10.00
2015                                                                              9.00
2016                                                                             16.00
2017+                                                                            16.00

COST (BOOK) YIELD(b) -- WEIGHTED AVERAGE BOOK YIELD: 6.3%

2007(a)                                                                          6.30
2008                                                                             6.00
2009                                                                             6.50
2010                                                                             7.30
2011                                                                             7.30
2012                                                                             6.20
2013                                                                             6.70
2014                                                                             6.50
2015                                                                             5.60
2016                                                                             6.10
2017+                                                                            6.10

(a)  May include issues initially callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 6.3% on 3% of the long-term portfolio that is callable in 2007.

     Portfolio structure is subject to change.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board considered that the Fund is a closed-end fund and, therefore, that the Fund's assets are not likely to grow with new sales or grow significantly as a result of capital appreciation. The Board concluded that economies of scale for this Fund were not a factor that needed to be considered at the present time.

PROFITABILITY OF THE ADVISER AND AFFILIATES


The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as commissions on the purchase and sale of Fund shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board concluded that the commissions were competitive with those of other broker-dealers and the float benefits were relatively small.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2007 (UNAUDITED)

 PRINCIPAL
 AMOUNT IN                                                             COUPON     MATURITY
 THOUSANDS                                                              RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------
               Tax-Exempt Municipal Bonds (103.1%)
               Alabama (1.4%)
  $  2,000     Colbert County - Northwest Health Care Authority,
                 Alabama, Helen Keller Hospital Ser 2003.............   5.75%     06/01/27   $  1,970,800
                                                                                             ------------
               Alaska (0.3%)
       500     Northern Tobacco Securitization Corporation, Alaska,
                 Asset Backed Ser 2006 A.............................   5.00      06/01/46        427,360
                                                                                             ------------
               California (8.7%)
     1,970     California County Tobacco Securitization Agency, Gold
                 County Settlement Funding Corp Ser 2006.............   0.00      06/01/33        363,229
       500     California Housing Finance Agency, RITES PA 1417 Ser
                 2006 (AMT)..........................................  4.117##    08/01/31        370,450
       500     California Housing Finance Agency, RITES PA 1417 Ser
                 2006 (AMT)..........................................  4.317##    08/01/36        359,030
     1,000     California Statewide Communities Development
                 Authority, California Baptist University Ser 2007
                 A...................................................   5.50      11/01/38        971,620
     1,000     California Statewide Communities Development
                 Authority, Lancer Educational Student Housing LLC
                 Ser 2007............................................   5.625     06/01/33        970,150
     1,000     Carlsbad Assessment District #2002-2001, California,
                 Poinsettia Lane East Ser 2005 A.....................   5.20      09/02/35        952,590
     1,000     Carlsbad Community Facilities District #3, California,
                 Ser 2006............................................   5.30      09/01/36        971,880
     4,000     Golden State Tobacco Securitization Corporation,
                 California, Asset Backed Ser Refg 2007 A++++........   5.125     06/01/47      3,545,099
     1,000     Orange County Community Facilities District #86-2,
                 California, Rancho Santa Margarita 1998 Ser A.......   5.55      08/15/17      1,018,110
       530     Palm Springs, California, Palm Spring Int'l Airport
                 Ser 2006 (AMT)......................................   5.55      07/01/28        514,111
     2,000     Sacramento Financing Authority, California, Convention
                 Center Hotel 1999 Ser A.............................   6.25      01/01/30      2,005,440
    12,000     Silicon Valley Tobbaco Securitization Authority,
                 California, Santa Clara Tobacco Securitization Corp
                 Ser 2007............................................   0.00      06/01/56        349,800
                                                                                             ------------
                                                                                               12,391,509
                                                                                             ------------
               Colorado (3.2%)
     1,000     Colorado Health Facilities Authority, Christian Living
                 Communities Ser 2006 A..............................   5.75      01/01/37        951,720
       185     Colorado Housing Finance Authority, 1998 Ser B-3......   6.55      05/01/25        188,861
     1,420     Copperleaf Metropolitan District #2, Colorado, Ser
                 2006................................................   5.85      12/01/26      1,343,845
     2,000     Elk Valley Public Improvement Corporation, Colorado,
                 Ser 2001 A..........................................   7.30      09/01/22      2,084,000
                                                                                             ------------
                                                                                                4,568,426
                                                                                             ------------

10
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2007 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN                                                             COUPON     MATURITY
 THOUSANDS                                                              RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------
               Connecticut (1.8%)
  $  1,000     Mashantucket (Western) Pequot Tribe, Connecticut,
                 Special 1997 Ser B (a)..............................   5.75%     09/01/27   $  1,003,830
     1,500     Mohegan Tribe of Indians, Connecticut, Gaming
                 Authority Ser 2001 (a)..............................   6.25      01/01/31      1,567,635
                                                                                             ------------
                                                                                                2,571,465
                                                                                             ------------
               District of Columbia (0.4%)
       615     Metropolitan Washington Airports Authority, District
                 of Columbia & Virginia, CaterAir International Corp
                 Ser 1991 (AMT)++....................................  10.125     09/01/11        615,763
                                                                                             ------------
               Florida (7.4%)
       500     Alachua County, Florida, North Florida Retirement
                 Village Ser 2007....................................   5.25      11/15/17        483,850
       700     Alachua County, Florida, North Florida Retirement
                 Village Ser 2007....................................   5.875     11/15/36        702,324
     1,000     Fiddlers Creek Community Development District #1,
                 Florida, Ser 2005...................................   6.00      05/01/38        992,280
       500     Fountainbleau Lakes Community Development District,
                 Florida, Ser 2007 B.................................   6.00      05/01/15        501,015
       500     Grand Bay at Doral Community Development District,
                 Florida, Ser 2007 A.................................   6.00      05/01/39        464,355
       710     Mid-Bay Bridge Authority, Florida, Sr Lien Crossover
                 Refg Ser 1993 A (Ambac).............................   5.85      10/01/13        741,027
       500     Orange County Health Facilities Authority, Florida,
                 Orlando Lutheran Towers Inc Ser 2005................   5.70      07/01/26        492,020
     1,000     Orange County Health Facilities Authority, Florida,
                 Orlando Lutheran Towers Inc Ser 2007................   5.50      07/01/38        944,750
     2,000     Orange County Health Facilities Authority, Florida,
                 Westminister Community Care Services Inc Ser 1999...   6.75      04/01/34      2,054,420
     1,000     Pinellas County Health Facilities Authority, Florida,
                 Oaks of Clearwater Ser 2004.........................   6.25      06/01/34      1,027,150
       995     Renaissance Commons Community Development District,
                 Florida, 2005 Ser A.................................   5.60      05/01/36        941,280
     1,000     St Johns County Industrial Development Authority,
                 Florida, Glenmoor Ser 1999 A........................   8.00      01/01/10+     1,110,820
                                                                                             ------------
                                                                                               10,455,291
                                                                                             ------------
               Georgia (1.4%)
     2,000     Atlanta, Georgia, Eastside Ser 2005 B.................   5.40      01/01/20      1,932,600
                                                                                             ------------

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2007 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN                                                             COUPON     MATURITY
 THOUSANDS                                                              RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------
               Hawaii (1.1%)
  $  1,000     Hawaii Department of Budget & Finance, Kahala Nui 2003
                 Ser A...............................................   8.00%     11/15/33   $  1,126,070
       485     Honolulu, Hawaii, Waipahu Towers GNMA Collateralized
                 1995 Ser A (AMT)....................................   6.90      06/20/35        486,120
                                                                                             ------------
                                                                                                1,612,190
                                                                                             ------------
               Illinois (6.3%)
       500     Bolingbrook, Illinois, Sales Tax Ser 2005.............  0.00++     01/01/24        498,765
       125     Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1
                 (AMT)...............................................   6.45      09/01/29        125,154
     1,000     Chicago, Illinois, Lake Shore East Ser 2002...........   6.75      12/01/32      1,050,940
       450     Hampshire, Illinois, Special Service Area #18 Ser 2007
                 A...................................................   6.00      03/01/44        440,545
     1,000     Illinois Finance Authority, Landing at Plymouth Ser
                 2005 A..............................................   6.00      05/15/37        994,400
     1,000     Illinois Finance Authority, Luther Oaks Ser 2006 A....   6.00      08/15/39        992,230
     2,000     Illinois Health Facilities Authority, Smith Crossing
                 Ser 2003 A..........................................   7.00      11/15/32      2,123,560
     1,000     Illinois Health Facilities Authority, Villa St
                 Benedict Ser 2003 A-1...............................   6.90      11/15/33      1,003,960
       750     Lincolnshire, Illinois, Service Area #1-Sedgebrook Ser
                 2004................................................   6.25      03/01/34        769,440
     1,000     Pingree Grove Special Service Area #7, Illinois,
                 Cambridge Lakes Ser 2006-1..........................   6.00      03/01/36        987,230
                                                                                             ------------
                                                                                                8,986,224
                                                                                             ------------
               Indiana (1.5%)
     1,500     Indiana Health Facility Financing Authority, Riverview
                 Hospital Ser 2002...................................   6.125     08/01/31      1,555,905
       525     Saint Joseph County, Indiana, Holy Cross Village at
                 Notre Dame Ser 2006 A...............................   6.00      05/15/38        519,997
                                                                                             ------------
                                                                                                2,075,902
                                                                                             ------------
               Iowa (1.8%)
     1,000     Iowa Finance Authority Senior Living Facility,
                 Deerfield Retirement Community Inc, Ser 2007 A......   5.50      11/15/37        916,910
       970     Iowa Health Facilities Development Financing
                 Authority, Care Initiatives Ser 1996................   9.25      07/01/11+     1,166,105
       500     Washington County Hospital, Iowa, Ser 2006............   5.375     07/01/26        478,285
                                                                                             ------------
                                                                                                2,561,300
                                                                                             ------------
               Kansas (2.2%)
     1,000     Olathe, Kansas, Catholic Care Ser 2006 A..............   6.00      11/15/38        996,950
     2,000     Overland Park Development Corporation, Kansas,
                 Convention Center Hotel Ser 2000 A..................   7.375     01/01/32      2,108,060
                                                                                             ------------
                                                                                                3,105,010
                                                                                             ------------

12
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2007 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN                                                             COUPON     MATURITY
 THOUSANDS                                                              RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------
               Maine (0.4%)
  $    500     South Berwick, Maine, Berwick Academy Ser 1998........   5.55%     08/01/23   $    505,800
                                                                                             ------------
               Maryland (5.2%)
     2,000     Annapolis, Maryland, Park Place Ser 2005 A............   5.35      07/01/34      1,884,600
       500     Howard County, Maryland, Vantage House Ser 2007 B.....   5.25      04/01/37        451,210
       500     Maryland Industrial Development Financing Authority,
                 Our Lady of Good Counsel High School Ser 2005 A.....   6.00      05/01/35        509,010
     1,000     Maryland State Economic Development Corporation,
                 Chesapeake Bay Conference Center Ser 2006 A.........   5.00      12/01/31        885,190
       500     Maryland State Health & Higher Educational Facilities
                 Authority, Edenwald Ser 2006 A......................   5.40      01/01/37        484,585
       500     Maryland State Health & Higher Educational Facilities
                 Authority, King Farm Presbyterian Community 2007 Ser
                 A...................................................   5.30      01/01/37        458,020
     1,250     Prince Georges County, Maryland, National Harbor Ser
                 2004................................................   5.20      07/01/34      1,136,650
     1,500     Westminster, Maryland, Caroll Lutheran Village Inc
                 2004 Ser A..........................................   6.25      05/01/34      1,537,155
                                                                                             ------------
                                                                                                7,346,420
                                                                                             ------------
               Massachusetts (2.5%)
     1,500     Massachusetts Development Finance Agency, Loomis
                 Communities Ser 1999 A..............................   5.75      07/01/23      1,506,255
     1,375     Massachusetts Development Finance Agency, New England
                 Center for Children Ser 1998........................   5.875     11/01/18      1,386,468
       750     Massachusetts Development Finance Authority, Evergreen
                 Center Ser 2005.....................................   5.50      01/01/35        723,750
                                                                                             ------------
                                                                                                3,616,473
                                                                                             ------------
               Michigan (1.8%)
       600     Gaylord Hospital Financing Authority, Michigan, Otsego
                 Memorial Hospital Ser 2004..........................   6.50      01/01/37        617,490
     2,000     Michigan Tobacco Settlement Finance Authority Ser 2007
                 A...................................................   6.00      06/01/48      2,009,300
                                                                                             ------------
                                                                                                2,626,790
                                                                                             ------------
               Minnesota (1.5%)
       750     Buffalo, Minnesota, Central Minnesota Senior Housing
                 Ser 2006 A..........................................   5.50      09/01/33        698,610
       500     North Oaks, Minnesota, Presbyterian Homes of North
                 Oaks Ser 2007 (WI)..................................   6.125     10/01/39        499,270
     1,000     St. Paul, Minnesota, Housing & Redevelopment
                 Authority, Rossy & Richard Shaller Ser 2007 A.......   5.25      10/01/42        878,180
                                                                                             ------------
                                                                                                2,076,060
                                                                                             ------------

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2007 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN                                                             COUPON     MATURITY
 THOUSANDS                                                              RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------
               Missouri (1.9%)
  $  2,000     Des Peres, Missouri, West County Center Ser 2002......   5.75%     04/15/20   $  2,009,100
       135     Missouri Housing Development Commission, Homeownership
                 GNMA/FNMA Collateralized 2000 Ser A-1 (AMT).........   7.50      03/01/31        141,342
       500     St. Louis Industrial Development Authority, Missouri,
                 St. Andrews Resources for Seniors Ser 2007 A (WI)...   6.375     12/01/41        499,935
                                                                                             ------------
                                                                                                2,650,377
                                                                                             ------------
               Nevada (4.0%)
       990     Clark County Special Improvement District #142,
                 Nevada, Mountain's Edge Ser 2003....................   6.375     08/01/23      1,022,234
     3,000     Henderson, Nevada, Catholic Health West Ser 2004 Ser
                 A...................................................   5.625     07/01/24      3,095,790
       675     Henderson, Nevada, Local Improvement District #T-18,
                 Ser 2006............................................   5.30      09/01/35        599,224
     1,000     Nevada Department of Business & Industry, Las Vegas
                 Monorail 2nd Tier Ser 2000..........................   7.375     01/01/40      1,005,980
                                                                                             ------------
                                                                                                5,723,228
                                                                                             ------------
               New Hampshire (2.1%)
     1,000     New Hampshire Higher Educational & Health Facilities
                 Authority, Littleton Hospital Association Ser 1998
                 B...................................................   5.80      05/01/18      1,021,040
     2,000     New Hampshire Higher Educational & Health Facilities
                 Authority, Littleton Hospital Association Ser 1998
                 B...................................................   5.90      05/01/28      2,018,480
                                                                                             ------------
                                                                                                3,039,520
                                                                                             ------------
               New Jersey (6.6%)
     1,000     New Jersey Economic Development Authority, Cedar Crest
                 Village Inc Ser 2001 A..............................   7.25      11/15/11+     1,140,340
     1,500     New Jersey Economic Development Authority, Cigarette
                 Tax Ser 2004........................................   5.75      06/15/34      1,560,030
     2,000     New Jersey Economic Development Authority, Franciscan
                 Oaks Ser 1997.......................................   5.75      10/01/23      1,988,280
       710     New Jersey Economic Developmental Authority, Lions
                 Gate Ser 2005 A.....................................   5.75      01/01/25        706,471
       500     New Jersey Economic Development Authority, The
                 Presbyterian Home at Montgomery Ser 2001 A..........   6.375     11/01/31        510,060
     1,000     New Jersey Economic Development Authority, United
                 Methodist Homes of New Jersey Ser 1998..............   5.125     07/01/25        938,730
     2,000     New Jersey Health Care Facilities Financing Authority,
                 Raritan Bay Medical Center Ser 1994+++..............   7.25      07/01/27      2,039,260
     4,000     Tobacco Settlement Financing Corporation, New Jersey,
                 Ser 2007-1B.........................................   0.00      06/01/41        436,160
                                                                                             ------------
                                                                                                9,319,331
                                                                                             ------------

14
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2007 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN                                                             COUPON     MATURITY
 THOUSANDS                                                              RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------
               New Mexico (0.8%)
  $  1,150     Mariposa East Public Improvement District, New Mexico,
                 Ser 2006............................................   6.00%     09/01/32   $  1,159,936
                                                                                             ------------
               New York (7.3%)
     1,900     Dutchess County Development Agency, New York, St
                 Francis Hospital Refg Ser 2004 A....................   7.50      03/01/29      2,057,890
     1,000     Mount Vernon Industrial Development Agency, New York,
                 Meadowview at the Wartburg Ser 1999.................   6.15      06/01/19      1,016,070
     2,000     New York City Industrial Development Agency, New York,
                 7 World Trade Center LLC Ser 2005 A.................   6.50      03/01/35      2,090,380
     2,000     New York City Industrial Development Agency, New York,
                 American Airlines Inc Ser 2005 (AMT)................   7.75      08/01/31      2,297,760
     2,000     New York City Industrial Development Agency, New York,
                 Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
                 (AMT)...............................................   5.65      10/01/28      1,942,600
     1,000     New York Liberty Development Corp, National Sports
                 Museum, Ser 2006 A..................................   6.125     02/15/19      1,014,180
                                                                                             ------------
                                                                                               10,418,880
                                                                                             ------------
               Oklahoma (0.7%)
     1,000     Oklahoma Development Finance Authority, Comanche
                 County Hospital 2000 Ser B..........................   6.60      07/01/31      1,059,470
                                                                                             ------------
               Pennsylvania (11.2%)
     4,000     Allegheny County Development Authority, Pennsylvania,
                 West Penn Ser 2007 A++++............................   5.375     11/15/40      3,741,000
       500     Allegheny County Redevelopment Authority,
                 Pennsylvania, Pittsburgh Mills Ser 2004.............   5.60      07/01/23        502,900
     1,000     Bucks County Industrial Development Authority,
                 Pennsylvania, Ann's Choice Ser 2005 A...............   6.25      01/01/35      1,009,510
     1,000     Carbon County Industrial Development Authority,
                 Pennsylvania, Panther Creek Partners Refg 2000 Ser
                 (AMT)...............................................   6.65      05/01/10      1,037,600
     2,940     Chester County Industrial Development Authority,
                 Pennsylvania, RHA/PA Nursing Home Inc Ser 1989......   8.50      05/01/32      2,790,501
     1,000     Harrisburg Authority, Pennsylvania, Harrisburg
                 University of Science & Technology Ser 2007 B.......   6.00      09/01/36        999,320
     1,000     Montgomery County Industrial Development Authority,
                 Pennsylvania, Whitemarsh Community Ser 2005.........   6.25      02/01/35      1,010,850
     1,000     Pennsylvania Economic Development Financing Authority,
                 Reliant Energy Inc Ser 2001 A (AMT).................   6.75      12/01/36      1,087,050

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2007 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN                                                             COUPON     MATURITY
 THOUSANDS                                                              RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------
  $  1,760     Pennsylvania Housing Finance Agency, Ser 2006-96 A
                 (AMT)++++...........................................   4.65%     10/01/31   $  1,617,761
     2,240     Pennsylvania Housing Finance Agency, Ser 2006-96 A
                 (AMT)++++...........................................   4.70      10/01/37      2,058,969
                                                                                             ------------
                                                                                               15,855,461
                                                                                             ------------
               South Carolina (1.9%)
     1,000     Myrtle Beach, South Carolina, Myrtle Beach Air Force
                 Base Ser 2006.......................................   5.25      11/01/26        915,930
     1,000     South Carolina Jobs - Economic Development Authority,
                 Lutheran Homes Ser 2007.............................   5.625     05/01/42        925,660
     1,000     South Carolina Jobs - Economic Development Authority,
                 Westley Commons Ser 2006............................   5.125     10/01/26        896,600
                                                                                             ------------
                                                                                                2,738,190
                                                                                             ------------
               Tennessee (1.8%)
       700     Chattanooga Health Educational & Housing Facilities
                 Board, Tennessee, Student Housing Refg Ser 2005 A...   5.00      10/01/25        659,806
     1,000     Shelby County Health, Educational & Housing Facilities
                 Board, Tennessee, Trezevant Manor Ser 2006 A........   5.75      09/01/37        962,180
     1,000     Shelby County Health, Educational & Housing Facilities
                 Board, Tennessee, Village at Germantown Ser 2003
                 A...................................................   7.25      12/01/34      1,002,520
                                                                                             ------------
                                                                                                2,624,506
                                                                                             ------------
               Texas (5.3%)
     2,000     Austin Convention Enterprises Inc, Texas, Convention
                 Center Hotel Ser 2000 A.............................   6.70      01/01/11+     2,184,760
     1,000     Brazos River Authority, Texas, TXU Electric Co Refg
                 Ser 1999 A (AMT)....................................   7.70      04/01/33      1,095,170
     1,000     Decatur Hospital Authority, Texas, Wise Regional
                 Health Ser 2004 A Student Housing Refg Ser 2005 A...   7.125     09/01/34      1,070,610
     1,000     HFDC Central Texas Inc, Legacy at Willow Bend, Ser
                 2006 A..............................................   5.75      11/01/36        926,900
     1,000     Houston Health Facilities Development Corporation,
                 Texas, Buckingham Senior Living Community Ser 2004
                 A...................................................   7.125     02/15/14+     1,185,540
     1,000     Lubbock, Health Facilities Development Corporation,
                 Texas, Carillon Ser 2005 A..........................   6.50      07/01/26      1,020,630
                                                                                             ------------
                                                                                                7,483,610
                                                                                             ------------
               Vermont (1.5%)
     2,000     Vermont Economic Development Authority, Wake Robin
                 Corp Ser 1999 A.....................................   6.75      03/01/09+     2,115,740
                                                                                             ------------
               Virginia (6.5%)
     4,419     Chesterfield County Industrial Development Authority,
                 Virginia, Brandermill Woods Ser 1998................   6.50      01/01/28      4,493,381
     1,300     Lexington Industrial Development Authority, Virginia,
                 Ser 2007 A..........................................   5.50      01/01/37      1,195,441

16
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2007 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN                                                             COUPON     MATURITY
 THOUSANDS                                                              RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------
  $  2,250     Peninsula Ports Authority of Virginia, Baptist Homes
                 Ser 2006 C..........................................   5.40%     12/01/33   $  2,067,165
       500     Peninsula Town Center Community Development Authority,
                 Virginia, Ser 2007 (WI).............................   6.45      09/01/37        502,010
     1,000     Virginia Beach Development Authority, Virginia,
                 Westminster-Canterbury Refg Ser 2005 A..............   5.375     11/01/32        936,490
                                                                                             ------------
                                                                                                9,194,487
                                                                                             ------------
               Washington (1.3%)
     2,000     Washington Housing Finance Commission, Skyline at
                 First Hill Ser 2007 A...............................   5.625     01/01/38      1,921,220
                                                                                             ------------
               Wisconsin (1.3%)
     1,750     Wisconsin Health & Educational Facilities Authority,
                 Beaver Dam Community Hospital Ser 2004 A............   6.75      08/15/34      1,860,022
                                                                                             ------------
               Total Tax-Exempt Municipal Bonds (Cost $146,856,592).......................    146,609,361
                                                                                             ------------

NUMBER OF
SHARES (000)
------------
               Short-Term Investment (b) (2.7%)
               Investment Company
     3,801     Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional
               Class   (Cost $3,800,943)..................................................      3,800,943
                                                                                             ------------
               Total Investments (Cost $150,657,535)......................................    150,410,304
                                                                                             ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
------------
               Floating Rate Note Obligations Related to Securities Held
               (-6.1%)
 $ (8,665)     Notes with interest rates ranging from 3.99% to 4.05% at August 31, 2007 and contractual maturities of collateral ranging from 10/01/31 to
                 06/01/47 (see Note 1D)++++ (Cost ($8,665,000))...........................    (8,665,000)
                                                                                             ------------

            Total Net Investments (Cost $141,992,535) (c) (d)..............    99.7%     141,745,304
            Other Assets in Excess of Liabilities..........................     0.3          381,174
                                                                              -----     ------------
            Net Assets.....................................................   100.0%    $142,126,478
                                                                              =====     ============

                                                                              17
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2007 (UNAUDITED) continued

---------------------

 AMT   Alternative Minimum Tax.
RITES  Residual Interest Tax--Exempt Security.
 WI    Securities purchased on a when-issued basis.
  +    Prerefunded to call date shown.
 ++    Joint exemption.
++++   Underlying security related to inverse floater entered into by the Fund (see Note 1D).
 ++    Security is a "step-up" bond where the coupon increases on a predetermined future date.
 +++   A portion of this security has been physically segregated in connection with open futures contracts in the amount of
       $79,200.
++++   Floating rate note obligations related to securities held.
       The interest rates shown reflect the rates in effect at
       August 31, 2007.
 ##    Current coupon rate for inverse floating rate municipal
       obligation (see Note 6). This rate resets periodically as
       the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $729,480 which represents 0.5% of net assets.
 (a)   Resale is restricted to qualified institutional investors.
 (b)   See Note 3 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Tax-Exempt
       Portfolio - Institutional Class.
 (c)   Securities have been designated as collateral in an amount equal to $8,973,354 in connection with open futures contract and the purchase of when-issued securities.
 (d)   The aggregate cost for federal income tax purposes
       approximates the aggregate cost for book purposes. The
       aggregate gross unrealized appreciation is $4,198,941 and
       the aggregate gross unrealized depreciation is $4,446,172, resulting in net unrealized depreciation of $247,231.

Bond Insurance:
---------------
Ambac  Ambac Assurance Corporation.

FUTURES CONTRACTS OPEN AT AUGUST 31, 2007:

NUMBER OF                DESCRIPTION, DELIVERY       UNDERLYING FACE          UNREALIZED
CONTRACTS   LONG/SHORT       MONTH AND YEAR          AMOUNT AT VALUE         DEPRECIATION
------------------------------------------------------------------------------------------
   66          Short     U.S. Treasury Bonds 20        $(7,377,563)           $(145,994)
                          Year September 2007                                 ==========

18
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2007 (unaudited)

Assets:
Investments in securities, at value
  (cost $146,856,592).......................................  $146,609,361
Investment in affiliate (cost $3,800,943)...................     3,800,943
Cash........................................................       338,034
Receivable for:
    Interest................................................     2,246,770
    Investments sold........................................       240,000
    Variation margin........................................        20,625
    Dividends from affiliate................................         7,429
Prepaid expenses and other assets...........................        15,863
                                                              ------------
    Total Assets............................................   153,279,025
                                                              ------------
Liabilities:
Floating rate note obligations..............................     8,665,000
Payable for:
    Investments purchased...................................     2,307,117
    Investment advisory fee.................................        68,985
    Administration fee......................................        11,058
    Transfer agent fee......................................         1,294
Accrued expenses and other payables.........................        99,093
                                                              ------------
    Total Liabilities.......................................    11,152,547
                                                              ------------
    Net Assets..............................................  $142,126,478
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $145,657,756
Net unrealized depreciation.................................      (393,225)
Accumulated undistributed net investment income.............     1,336,402
Accumulated net realized loss...............................    (4,474,455)
                                                              ------------
    Net Assets..............................................  $142,126,478
                                                              ============
Net Asset Value Per Share
16,231,390 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................         $8.76
                                                              ============

                                                                              19
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended August 31, 2007 (unaudited)

Net Investment Income:
Income
Interest....................................................  $ 4,541,428
Dividends from affiliate....................................       14,378
                                                              -----------
    Total Income............................................    4,555,806
                                                              -----------
Expenses
Investment advisory fee.....................................      375,432
Interest and residual trust expenses........................      134,807
Administration fee..........................................       60,069
Professional fees...........................................       33,926
Shareholder reports and notices.............................       26,178
Listing fees................................................       10,100
Transfer agent fees and expenses............................        7,692
Trustees' fees and expenses.................................        4,499
Custodian fees..............................................        4,253
Other.......................................................       16,094
                                                              -----------
    Total Expenses..........................................      673,050

Less: amounts waived/reimbursed.............................         (160)

Less: expense offset........................................       (4,193)
                                                              -----------
    Net Expenses............................................      668,697
                                                              -----------
    Net Investment Income...................................    3,887,109
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments.................................................      708,426
Futures contracts...........................................      (64,764)
Swap contract...............................................      235,002
                                                              -----------
    Net Realized Gain.......................................      878,664
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   (9,480,378)
Futures contracts...........................................     (143,961)
Swap contract...............................................      (10,743)
                                                              -----------
    Net Change in Unrealized Appreciation/Depreciation......   (9,635,082)
                                                              -----------
    Net Loss................................................   (8,756,418)
                                                              -----------
Net Decrease................................................  $(4,869,309)
                                                              ===========

20
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                              AUGUST 31, 2007   FEBRUARY 28, 2007
                                                              ---------------   -----------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $  3,887,109       $  7,891,314
Net realized gain...........................................        878,664          1,954,264
Net change in unrealized appreciation/depreciation..........     (9,635,082)         2,492,692
                                                               ------------       ------------
    Net Increase (Decrease).................................     (4,869,309)        12,338,270

Dividends to shareholders from net investment income........     (3,900,515)        (8,151,554)

Decrease from transactions in shares of beneficial
  interest..................................................       (187,458)          (584,598)
                                                               ------------       ------------
    Net Increase (Decrease).................................     (8,957,282)         3,602,118
Net Assets:
Beginning of period.........................................    151,083,760        147,481,642
                                                               ------------       ------------
End of Period
(Including accumulated undistributed net investment income
of $1,336,402 and $1,349,808, respectively).................   $142,126,478       $151,083,760
                                                               ============       ============

                                                                              21
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2007 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Municipal Income Opportunities Trust II (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on March 8, 1989 and commenced operations on June 30, 1989.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations; (4) Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily except where collection is not expected.

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2007 (UNAUDITED) continued

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Floating Rate Note Obligations Related to Securities Held -- The Fund enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate note obligations" on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption "Interest Income" and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts under the caption "Interest and residual trust expenses" in the Fund's Statement of Operations. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At August 31, 2007, Fund investments with a value of $10,962,829 are held by the Dealer Trusts and serve as collateral for the $8,665,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at August 31, 2007 are presented in the Portfolio of Investments.

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2007 (UNAUDITED) continued

E. Interest Rate Swaps -- Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board's (FSAB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of August 31, 2007, this did not result in an impact to the Fund's financial statements.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt
Portfolio -- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -- Institutional Class

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2007 (UNAUDITED) continued

with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -- Institutional Class. For the six months ended August 31, 2007, advisory fees paid were reduced by $160 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Tax-Exempt
Portfolio -- Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $14,378. During the six months ended August 31, 2007, cost of purchases and sales of Morgan Stanley Institutional Liquidity Tax-Exempt
Portfolio -- Institutional Class were $13,896,553 and $10,095,610, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2007 aggregated $26,355,662 and $19,325,134, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended August 31, 2007, included in Trustees' fees and expenses in the Statement of Operations amounted to $2,992. At August 31, 2007, the Fund had an accrued pension liability of $61,620 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2007 (UNAUDITED) continued

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, February 28, 2006..................................  16,319,790   $163,198    $146,265,346
Treasury shares purchased and retired (weighted average
  discount 2.25%)*..........................................     (66,200)      (662)       (583,936)
Reclassification due to permanent book/tax differences......      --          --              1,268
                                                              ----------   --------    ------------
Balance, February 28, 2007..................................  16,253,590    162,536     145,682,678
Treasury shares purchased and retired (weighted average
  discount 5.31%)*..........................................     (22,200)      (222)       (187,236)
                                                              ----------   --------    ------------
Balance, August 31, 2007....................................  16,231,390   $162,314    $145,495,442
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Dividends

The Fund declared the following dividends from net investment income:

   DECLARATION       AMOUNT          RECORD             PAYABLE
       DATE         PER SHARE         DATE                DATE
------------------  ---------  ------------------  ------------------
  June 26, 2007       $0.04    September 7, 2007   September 21, 2007
September 25, 2007   $0.0425    October 5, 2007     October 19, 2007
September 25, 2007   $0.0425    November 9, 2007   November 23, 2007
September 25, 2007   $0.0425    December 7, 2007   December 21, 2007

6. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a Dealer Trust in exchange for cash and residual interests in the Dealer Trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2007 (UNAUDITED) continued

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of February 28, 2007, the Fund had a net capital loss carryforward of $5,355,116 of which $3,882,417 will expire on February 28, 2011 and $1,472,699 will expire on February 28, 2013 to offset future capital gains to the extent provided by regulations.

As of February 28, 2007, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities and mark-to-market of open futures contracts.

8. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2007 (UNAUDITED) continued

9. Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                            FOR THE SIX                               FOR THE YEAR ENDED FEBRUARY 28
                           MONTHS ENDED            ---------------------------------------------------------------------
                          AUGUST 31, 2007            2007           2006           2005          2004**          2003
                          ---------------          ---------      ---------      ---------      ---------      ---------
                            (unaudited)
Selected Per Share Data:
Net asset value,
 beginning of period....        $9.30                 $9.04          $8.78          $8.62          $8.37          $8.44
                                -----                 -----          -----          -----          -----          -----
Income (loss) from
 investment operations:
    Net investment
    income*.............         0.24                  0.49           0.50           0.48           0.49           0.51
    Net realized and
    unrealized gain
    (loss)..............        (0.54)                 0.27           0.23           0.15           0.25          (0.06)
                                -----                 -----          -----          -----          -----          -----
Total income (loss) from
 investment
 operations.............        (0.30)                 0.76           0.73           0.63           0.74           0.45
                                -----                 -----          -----          -----          -----          -----
Less dividends from net
 investment income......        (0.24)                (0.50)         (0.49)         (0.50)         (0.51)         (0.53)
                                -----                 -----          -----          -----          -----          -----
Anti-dilutive effect of
 acquiring treasury
 shares*................         0.00(5)               0.00(5)        0.02           0.03           0.02           0.01
                                -----                 -----          -----          -----          -----          -----
Net asset value, end of
 period.................        $8.76                 $9.30          $9.04          $8.78          $8.62          $8.37
                                =====                 =====          =====          =====          =====          =====
Market value, end of
 period.................        $8.44                 $9.14          $8.77          $8.00          $8.09          $7.51
                                =====                 =====          =====          =====          =====          =====
Total Return+...........        (5.18)%(1)            10.15%         16.23%          5.38%         14.90%         (0.13)%
Ratios to Average Net
Assets:
Total expenses (before
 expense offset)........         0.90 %(2)(3)(4)       0.73%(3)       0.72%(3)       0.89%(3)       0.96%(3)       0.94%(3)
Total expenses (before
 expense offset,
 exclusive of interest
 and residual trust
 expenses)..............         0.72 %(2)(3)(4)       0.71%(3)       0.72%(3)       0.89%(3)       0.96%(3)       0.94%(3)
Net investment income...         5.18 %(2)             5.30%          5.56%          5.62%          5.87%          6.09%
Supplemental Data:
Net assets, end of
 period, in thousands...     $142,126              $151,084       $147,482       $148,169       $150,421       $150,510
Portfolio turnover
 rate...................           13 %(1)               24%            15%            16%            11%             8%

---------------------

     *   The per share amounts were computed using an average number of shares outstanding during the period.
    **   For the year ended February 29.
     +   Total return is based upon the current market value on the last day of each period reported. Dividends and
         distributions are assumed to be reinvested at prices
         obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.
    (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity
         Tax-Exempt Portfolio - Institutional Class during the
         period. As a result of such waivers the expenses as a
         percentage of its net assets had an effect of less than
         0.005%.
    (5)  Includes anti-dilutive effect of acquiring treasury shares of less than $0.01.

                                                                              29
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
SHAREHOLDER VOTING RESULTS (UNAUDITED)

On June 19, 2007, an annual meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees:

                                                                                # OF SHARES
                                                              -----------------------------------------------
                                                                 FOR               WITHHELD           ABSTAIN
                                                              -----------------------------------------------
Kathleen A. Dennis..........................................  14,554,284           352,813               0
Manuel H. Johnson...........................................  14,555,269           351,828               0
Joseph J. Kearns............................................  14,570,982           336,115               0
Fergus Reid.................................................  14,531,778           375,319               0

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO MANAGEMENT/REVISED INVESTMENT POLICY (UNAUDITED)

Portfolio Management

As of the date of this report, the Fund is managed within the Morgan Stanley Municipals team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Wayne Godlin, a Managing Director of the Investment Adviser, Gerard J. Lian, an Executive Director of the Investment Adviser, and Robert Stryker, a Vice President of the Investment Adviser.

Mr. Godlin has been associated with the Investment Adviser in an investment management capacity since July 2001 and began managing the Fund in October 2001. Mr. Lian has been associated with the Investment Adviser in an investment management capacity since December 1991 and began managing the Fund in May 2003. Mr. Stryker has been associated with the Adviser in an investment management capacity since February 1994 and began managing the Fund in September 2007.

The composition of the team may change from time to time.

Revised Investment Policy

To the extent permitted by applicable law and the Fund's investment objectives, policies, and restrictions, the Fund may invest all or some of its short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates. In connection with any such investments, the Fund, to the extent permitted by the Investment Company Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which its invests which may result in the Fund bearing some additional expenses.

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036
The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Income Opportunities Trust II

Semiannual Report
August 31, 2007

[MORGAN STANLEY LOGO]

01BSAN-IU07-04239P-Y08/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                                                     (d) Maximum Number
                                                                                       (or Approximate
                                                               (c) Total Number of    Dollar Value) of
                                                                Shares (or Units)     Shares (or Units)
                                                                Purchased as Part      that May Yet Be
                    (a) Total Number of   (b) Average Price        of Publicly         Purchased Under
                     Shares (or Units)    Paid per Share (or   Announced Plans or       the Plans or
Period                   Purchased               Unit)              Programs              Programs
------              -------------------   ------------------   -------------------   ------------------
March 1, 2007 -
March 31, 2007                 --                    --                 N/A                 N/A

April 1, 2007 -
April 30, 2007                 --                    --                 N/A                 N/A

May 1, 2007 -
May 31, 2007                   --                    --                 N/A                 N/A

June 1, 2007
- June 30, 2007                --                    --                 N/A                 N/A

July 1, 2007
- July 31, 2007             7,600               $8.6443                 N/A                 N/A

August 1, 2007
- August 31, 2007          14,600               $8.3422                 N/A                 N/A

                           ------               -------                 ---                 ---
Total                      22,200               $8.4932                 N/A                 N/A
                           ======               =======                 ===                 ===

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust II


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007


/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 18, 2007